Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Summary Of Deferred Tax Assets And Liabilities
Significant components of the Company’s deferred tax assets and liabilities are as follows (in thousands):

	2016	2015
Previously securitized loans	$3,950	$4,337
Allowance for loan losses	7,303	7,412
Deferred compensation payable	4,099	4,058
Underfunded pension liability	2,739	2,792
Accrued expenses	1,721	1,789
Impaired assets	834	797
Impaired securities losses	3,791	6,719
Unrealized securities losses	1,338	—
Intangible assets	1,312	2,194
Other	4,716	3,964
Total Deferred Tax Assets	31,803	34,062
Unrealized securities gains	—	585
Other	3,760	3,503
Total Deferred Tax Liabilities	3,760	4,088
Net Deferred Tax Assets	$28,043	$29,974

Summary Of Income Tax Expense
Significant components of the provision for income taxes are as follows (in thousands):

	2016	2015	2014
Current:
Federal	$20,100	$20,830	$20,629
State	1,166	957	(943)
Total current tax expense	21,266	21,787	19,686

Total deferred tax expense	3,817	6,627	4,585
Income tax expense	$25,083	$28,414	$24,271

Reconciliation Of The Significant Differences Between The Federal Statutory Income Tax Rate And Effective Income Tax Rate
A reconciliation of the significant differences between the federal statutory income tax rate and the Company’s effective income tax rate is as follows (in thousands):

	2016	2015	2014

Computed federal taxes at statutory rate	$27,025	$28,879	$27,031
State income taxes, net of federal tax benefit	888	887	(482)
Tax effects of:
Tax-exempt interest income	(708)	(498)	(500)
Bank-owned life insurance	(1,164)	(1,181)	(1,074)
Other items, net	(958)	327	(704)
Income tax expense	$25,083	$28,414	$24,271

Reconciliation Of The Unrecognized Tax Benefits Rollforward
A reconciliation of the beginning and ending balance of unrecognized tax benefits is as follows (in thousands):

	2016	2015

Beginning balance	$2,164	$2,398
Additions for current year tax positions	339	299
Additions for prior year tax positions	—	377
Decreases related to lapse of applicable statute of limitation	(852)	(910)
Ending balance	$1,651	$2,164